Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2035 Fund
December 31, 2024
Z35-NPRT3-0325
1.9884243.107
Bond Funds - 28.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	250,423	1,845,615
Fidelity Series Corporate Bond Fund (a)	239,064	2,197,001
Fidelity Series Emerging Markets Debt Fund (a)	55,611	439,325
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	14,456	123,598
Fidelity Series Floating Rate High Income Fund (a)	9,241	83,171
Fidelity Series Government Bond Index Fund (a)	387,528	3,491,630
Fidelity Series High Income Fund (a)	9,682	83,366
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	410,808	3,565,812
Fidelity Series Investment Grade Bond Fund (a)	338,979	3,349,114
Fidelity Series Investment Grade Securitized Fund (a)	241,242	2,118,108
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,058,649	5,621,428
Fidelity Series Real Estate Income Fund (a)	8,457	83,043
TOTAL BOND FUNDS (Cost $24,187,699)		23,001,265

Domestic Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	370,205	7,344,870
Fidelity Series Commodity Strategy Fund (a)	2,193	188,909
Fidelity Series Large Cap Growth Index Fund (a)	187,224	4,755,498
Fidelity Series Large Cap Stock Fund (a)	188,963	4,336,709
Fidelity Series Large Cap Value Index Fund (a)	555,139	9,054,317
Fidelity Series Small Cap Core Fund (a)	194,590	2,375,948
Fidelity Series Small Cap Opportunities Fund (a)	69,529	1,017,203
Fidelity Series Value Discovery Fund (a)	205,821	3,190,232
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,389,518)		32,263,686

International Equity Funds - 32.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	120,107	1,883,279
Fidelity Series Emerging Markets Fund (a)	210,332	1,825,680
Fidelity Series Emerging Markets Opportunities Fund (a)	399,445	7,317,830
Fidelity Series International Growth Fund (a)	244,539	4,262,310
Fidelity Series International Index Fund (a)	137,931	1,634,477
Fidelity Series International Small Cap Fund (a)	74,092	1,200,293
Fidelity Series International Value Fund (a)	359,863	4,289,570
Fidelity Series Overseas Fund (a)	317,475	4,266,870
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,624,515)		26,680,309

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $72,201,732)	81,945,260
NET OTHER ASSETS (LIABILITIES) - 0.0%	103
NET ASSETS - 100.0%	81,945,363

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,096	1,170,776	1,238,874	3,016	2	-	-	-	0.0%
Total	68,096	1,170,776	1,238,874	3,016	2	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	31,115	570,388	606,183	3,466	4,810	(130)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	501,809	1,489,195	70,534	41,970	12	(74,867)	1,845,615	250,423
Fidelity Series Blue Chip Growth Fund	7,496,496	1,829,179	2,780,204	694,796	449,085	350,314	7,344,870	370,205
Fidelity Series Canada Fund	1,784,293	300,849	236,682	55,480	1,761	33,058	1,883,279	120,107
Fidelity Series Commodity Strategy Fund	529,444	234,478	547,718	19,711	(240,898)	213,603	188,909	2,193
Fidelity Series Corporate Bond Fund	2,458,430	390,204	648,783	84,029	(2,139)	(711)	2,197,001	239,064
Fidelity Series Emerging Markets Debt Fund	406,722	83,181	51,966	17,499	50	1,338	439,325	55,611
Fidelity Series Emerging Markets Debt Local Currency Fund	127,115	16,034	13,247	5,651	(196)	(6,108)	123,598	14,456
Fidelity Series Emerging Markets Fund	1,778,062	417,656	351,621	50,632	13,205	(31,622)	1,825,680	210,332
Fidelity Series Emerging Markets Opportunities Fund	7,136,426	1,665,015	1,674,551	149,682	96,309	94,630	7,317,829	399,445
Fidelity Series Floating Rate High Income Fund	70,428	23,494	10,295	4,970	(23)	(432)	83,172	9,241
Fidelity Series Government Bond Index Fund	3,600,024	822,893	901,910	97,059	(13,550)	(15,826)	3,491,631	387,528
Fidelity Series Government Money Market Fund	371	20,217	20,588	201	-	-	-	-
Fidelity Series High Income Fund	411,905	66,712	406,153	19,127	8,403	2,499	83,366	9,682
Fidelity Series International Credit Fund	51	3	-	3	-	-	54	7
Fidelity Series International Developed Markets Bond Index Fund	2,430,149	1,479,062	306,960	107,160	(1,933)	(34,506)	3,565,812	410,808
Fidelity Series International Growth Fund	4,476,961	738,773	672,712	174,663	30,781	(311,493)	4,262,310	244,539
Fidelity Series International Index Fund	1,694,967	253,068	232,211	47,398	11,106	(92,453)	1,634,477	137,931
Fidelity Series International Small Cap Fund	1,194,376	275,700	176,332	112,092	3,610	(97,061)	1,200,293	74,092
Fidelity Series International Value Fund	4,498,326	717,018	695,286	191,050	49,533	(280,021)	4,289,570	359,863
Fidelity Series Investment Grade Bond Fund	3,623,228	667,958	922,573	122,378	(9,496)	(10,003)	3,349,114	338,979
Fidelity Series Investment Grade Securitized Fund	2,386,117	370,019	623,643	82,809	(12,655)	(1,730)	2,118,108	241,242
Fidelity Series Large Cap Growth Index Fund	4,749,291	747,947	1,628,644	28,277	349,226	537,678	4,755,498	187,224
Fidelity Series Large Cap Stock Fund	5,031,333	792,975	1,773,334	341,568	315,173	(29,438)	4,336,709	188,963
Fidelity Series Large Cap Value Index Fund	8,994,135	2,112,665	2,289,057	262,494	185,331	51,242	9,054,316	555,139
Fidelity Series Long-Term Treasury Bond Index Fund	4,194,061	2,751,571	981,302	107,059	(82,943)	(259,960)	5,621,427	1,058,649
Fidelity Series Overseas Fund	4,487,445	630,725	657,545	93,902	41,401	(235,156)	4,266,870	317,475
Fidelity Series Real Estate Income Fund	76,111	15,336	9,347	4,185	(247)	1,190	83,043	8,457
Fidelity Series Small Cap Core Fund	90,295	2,598,676	404,521	24,338	20,418	71,080	2,375,948	194,590
Fidelity Series Small Cap Opportunities Fund	2,224,405	292,082	1,442,618	108,734	251,581	(308,246)	1,017,204	69,529
Fidelity Series Treasury Bill Index Fund	1,156	65,802	66,975	673	17	-	-	-
Fidelity Series Value Discovery Fund	3,321,591	861,492	949,632	123,686	43,876	(87,095)	3,190,232	205,821
	79,806,638	23,300,367	22,153,127	3,176,742	1,511,608	(520,226)	81,945,260	6,661,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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